CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 56,111	$ 53,521
Receivables	54	55
Receivable due from related party	1,684	7,326
Prepaid expenses and deposits	756	766
Total current assets	58,605	61,668
Non-current assets
Financial assets	66,809	72,426
Investment in joint venture	54,148	0
Right-of-use asset	277	381
Property, plant and equipment	55	93
Exploration and evaluation assets	0	1,628
Total non-current assets	121,289	74,528
Total assets	179,894	136,196
Current liabilities
Accounts payable and accrued liabilities	4,330	2,536
Payable due to related party	1,364	0
Lease liability	110	107
Total current liabilities	5,804	2,643
Non-current liabilities
Long-term incentive plan liabilities	195	478
Lease liability	204	312
Total non-current liabilities	399	790
Total liabilities	6,203	3,433
Equity
Share capital	579,591	579,591
Equity reserves	51,998	51,879
Accumulated deficit	(457,898)	(498,707)
Total equity	173,691	132,763
Total liabilities and equity	$ 179,894	$ 136,196